Shareholder Report, Holdings (Details)	Mar. 31, 2026
American Funds® U.S. Government Money Market Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class A | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class A | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class C | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class C | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class C | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class T
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class T | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class T | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class T | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class T | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class F-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class F-1 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class F-1 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class F-1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class F-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class F-2 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class F-2 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class F-2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class F-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class F-3 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class F-3 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class F-3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class F-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class 529-A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-A | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class 529-A | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class 529-A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class 529-A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class 529-A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class 529-C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-C | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class 529-C | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class 529-C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class 529-C | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class 529-C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class 529-E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-E | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class 529-E | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class 529-E | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class 529-E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class 529-E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class 529-T
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-T | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class 529-T | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class 529-T | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class 529-T | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class 529-T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class 529-F-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class 529-F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class 529-F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class ABLE-A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class R-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-1 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class R-1 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class R-1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class R-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class R-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-2 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class R-2 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class R-2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class R-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class R-2E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-2E | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class R-2E | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class R-2E | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class R-2E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class R-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-3 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class R-3 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class R-3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class R-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class R-4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-4 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class R-4 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class R-4 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class R-4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class R-5E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-5E | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class R-5E | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class R-5E | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class R-5E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class R-5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-5 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class R-5 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class R-5 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class R-5 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)
American Funds® U.S. Government Money Market Fund - Class R-6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-6 | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.78%
American Funds® U.S. Government Money Market Fund - Class R-6 | Federal Agency Bills And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.95%
American Funds® U.S. Government Money Market Fund - Class R-6 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
American Funds® U.S. Government Money Market Fund - Class R-6 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
American Funds® U.S. Government Money Market Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.23%)